Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt	$ 43,200
Less: Deferred financing costs	(594)
Total	42,606
Less - current portion	(7,473)
Long-term portion	$ 35,133